Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Borrowings

	December 31, 2017	December 31, 2016
Term Loan B facility	$441,471	$386,292
Credit facilities	69,161	141,805

Total borrowings	$510,632	$528,097
Less: Long-term unamortized discount	(10,824)	(1,471)
Less: Current portion of long-term debt, net	(26,586)	(74,031)
Less: Deferred finance costs, net	(6,345)	(2,850)

Long-term debt, net	$466,877	$449,745

Maturities of Long Term Debt

Year	Amount
2018	$33,370
2019	32,074
2020	424,013
2021	21,175
2022	—
2023 and thereafter	—

Total	$510,632